Variable Portfolio – Partners International Value Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Value Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.0%
Issuer	Shares	Value ($)
Australia 2.0%
BHP Group Ltd.	72,000	2,081,804
BHP Group Ltd., ADR	30,800	1,776,852
Macquarie Group Ltd.	59,100	7,687,585
Santos Ltd.	1,525,600	7,723,969
Sonic Healthcare Ltd.	223,000	4,273,304
Westpac Banking Corp.	118,700	2,018,869
Whitehaven Coal Ltd.	405,800	1,876,648
Total		27,439,031
Belgium 1.9%
Anheuser-Busch InBev SA/NV	204,200	12,430,472
Groupe Bruxelles Lambert NV	45,800	3,462,395
KBC Group NV	90,600	6,792,475
Liberty Global Ltd., Class C(a)	236,100	4,164,804
Total		26,850,146
Brazil 1.2%
Ambev SA	5,084,600	12,692,745
Banco do Brasil SA	416,800	4,710,337
Total		17,403,082
Canada 1.3%
CCL Industries, Inc., Class B	78,000	3,986,520
Magna International, Inc.	237,496	12,937,750
TFI International, Inc.	10,757	1,715,339
Total		18,639,609
China 3.7%
Alibaba Group Holding Ltd.	1,496,900	13,536,219
China Merchants Bank Co., Ltd., Class H	1,647,500	6,529,895
China Overseas Land & Investment Ltd.	6,284,500	9,070,071
Haier Smart Home Co., Ltd., Class H	4,681,000	14,566,347
Weichai Power Co., Ltd., Class H	4,682,000	8,933,784
Total		52,636,316
Denmark 0.9%
Danske Bank A/S	328,372	9,856,552
Novo Nordisk A/S	26,500	3,399,245
Total		13,255,797
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 1.2%
Nokia OYJ	4,383,766	15,554,027
Nokia OYJ, ADR	479,790	1,698,457
Total		17,252,484
France 11.9%
Accor SA	317,147	14,806,467
Amundi SA	270,479	18,578,348
Bouygues SA	84,897	3,465,909
Capgemini SE	40,400	9,296,477
Cie de Saint-Gobain SA	71,100	5,518,340
Cie Generale des Etablissements Michelin SCA	588,113	22,538,474
Engie SA	116,300	1,948,880
Eurofins Scientific SE	4,800	305,944
Rexel SA	713,640	19,277,443
Sanofi SA	297,292	28,921,904
Societe Generale SA	236,000	6,323,152
Sodexo SA	59,204	5,075,164
Teleperformance SE	113,518	11,026,543
TotalEnergies SE	149,900	10,311,530
Veolia Environnement SA	310,540	10,102,440
Total		167,497,015
Germany 12.1%
Allianz SE, Registered Shares	24,800	7,432,989
BASF SE	486,555	27,803,652
Bayer AG, Registered Shares	331,429	10,149,873
Covestro AG(a)	182,057	9,958,510
Daimler Truck Holding AG	518,265	26,262,966
Deutsche Boerse AG	25,300	5,181,186
DHL Group	195,011	8,404,466
Evonik Industries AG	374,603	7,409,715
Fresenius Medical Care AG	303,188	11,649,903
Heidelberg Materials AG	88,700	9,764,217
Infineon Technologies AG	217,800	7,406,407
K+S AG	119,600	1,866,497
SAP SE	82,300	16,025,374
Siemens AG, Registered Shares	80,478	15,366,379

Variable Portfolio – Partners International Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Zalando SE(a)	167,500	4,789,707
Total		169,471,841
Hong Kong 1.4%
CK Asset Holdings Ltd.	833,200	3,433,347
CK Hutchison Holdings Ltd.	1,529,500	7,360,945
Galaxy Entertainment Group Ltd.	1,875,000	9,425,757
Total		20,220,049
Hungary 0.3%
OTP Bank Nyrt	84,424	3,885,622
Ireland 2.2%
AIB Group PLC	1,221,100	6,198,840
Bank of Ireland Group PLC	1,401,939	14,306,893
Ryanair Holdings PLC, ADR	6,100	888,099
Smurfit Kappa Group PLC	200,300	9,132,848
Total		30,526,680
Isle of Man 0.2%
Entain PLC	289,700	2,907,138
Israel 0.5%
Check Point Software Technologies Ltd.(a)	43,100	7,068,831
Italy 1.1%
Enel SpA	1,926,783	12,719,655
Prysmian SpA	43,600	2,273,912
Total		14,993,567
Japan 16.4%
Astellas Pharma, Inc.	443,200	4,761,186
Bridgestone Corp.	76,100	3,372,733
Canon, Inc.	158,200	4,713,579
Denka Co., Ltd.	56,600	882,497
FANUC Corp.	175,200	4,887,465
Fujitsu Ltd.	564,000	9,026,257
Fukuoka Financial Group, Inc.	195,800	5,226,960
Hitachi Ltd.	138,700	12,674,468
Iida Group Holdings Co., Ltd.	219,400	2,839,377
Isuzu Motors Ltd.	294,200	3,976,834
Komatsu Ltd.	478,700	14,165,114
Kyocera Corp.	485,200	6,507,067
MinebeaMitsumi, Inc.	576,700	11,312,023
MS&AD Insurance Group Holdings, Inc.	254,700	4,497,377
Common Stocks (continued)
Issuer	Shares	Value ($)
Nintendo Co., Ltd.	147,400	8,042,825
Olympus Corp.	930,200	13,393,314
ORIX Corp.	488,900	10,693,099
Rakuten Group, Inc.(a)	1,004,800	5,703,353
Renesas Electronics Corp.	346,500	6,174,858
Resona Holdings, Inc.	1,734,150	10,690,100
SBI Holdings, Inc.	325,300	8,532,669
Seven & I Holdings Co., Ltd.	698,400	10,179,799
Sony Group Corp.	143,200	12,279,504
Square Enix Holdings Co., Ltd.	57,600	2,221,392
Sumitomo Mitsui Financial Group, Inc.	231,600	13,542,279
Suntory Beverage & Food Ltd.	64,500	2,181,707
T&D Holdings, Inc.	180,400	3,136,109
Takeda Pharmaceutical Co., Ltd.	221,700	6,166,340
TDK Corp.	130,100	6,388,951
Toray Industries, Inc.	1,992,300	9,566,743
Toyota Industries Corp.	117,100	12,252,300
Total		229,988,279
Netherlands 8.3%
AerCap Holdings NV(a)	110,700	9,620,937
ArcelorMittal SA	742,681	20,414,168
ASML Holding NV	9,900	9,597,672
CNH Industrial NV	507,000	6,542,371
EXOR NV	22,100	2,459,429
Heineken Holding NV	76,920	6,207,749
ING Groep NV	1,216,385	20,025,698
Koninklijke Philips NV	498,251	9,971,973
Pluxee NV(a)	59,204	1,750,099
Randstad NV	345,950	18,268,108
Shell PLC	254,800	8,454,137
Stellantis NV	119,100	3,383,517
Total		116,695,858
Norway 0.9%
Aker BP ASA	241,504	6,057,282
DNB Bank ASA	324,800	6,456,229
Total		12,513,511
Singapore 0.7%
DBS Group Holdings Ltd.	348,600	9,303,374
Variable Portfolio – Partners International Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.7%
Samsung Electronics Co., Ltd.	188,300	11,316,361
Shinhan Financial Group Co., Ltd.	339,680	11,982,243
Total		23,298,604
Spain 0.9%
CaixaBank SA	2,641,635	12,818,742
Sweden 1.1%
Essity AB, Class B	287,100	6,819,810
Husqvarna AB, Class B	139,300	1,191,991
Skandinaviska Enskilda Banken AB, Class A	374,100	5,068,135
Volvo AB, B Shares	80,000	2,168,116
Total		15,248,052
Switzerland 4.4%
ABB Ltd.	51,400	2,384,462
Cie Financiere Richemont SA, Class A, Registered Shares	53,200	8,099,190
Julius Baer Group Ltd.	287,958	16,701,099
Nestlé SA, Registered Shares	110,900	11,783,120
Novartis AG, Registered Shares	81,700	7,913,334
UBS AG	461,855	14,220,946
Total		61,102,151
Taiwan 1.1%
Hon Hai Precision Industry Co., Ltd.	3,249,000	15,780,570
United Kingdom 15.6%
Ashtead Group PLC	95,500	6,802,390
Aviva PLC	722,144	4,531,235
Barclays Bank PLC	3,177,125	7,363,458
Barratt Developments PLC	404,600	2,428,443
BP PLC	1,643,600	10,311,009
Bunzl PLC	97,400	3,747,719
Burberry Group PLC	113,400	1,734,607
DCC PLC	107,694	7,835,400
Dowlais Group PLC	1,258,844	1,239,957
Glencore PLC	1,125,500	6,176,251
GSK PLC	355,800	7,639,168
HSBC Holdings PLC	1,683,038	13,156,015
Inchcape PLC	448,300	4,104,390
Informa PLC	292,300	3,066,814
Common Stocks (continued)
Issuer	Shares	Value ($)
J. Sainsbury PLC	3,349,691	11,437,319
Kingfisher PLC	1,686,500	5,307,883
Legal & General Group PLC	2,196,600	7,056,968
Lloyds Banking Group PLC	13,570,200	8,874,869
NatWest Group PLC	2,263,723	7,581,983
NatWest Group PLC, ADR	122,191	830,899
Pearson PLC	199,600	2,628,229
Persimmon PLC	195,300	3,238,173
Reckitt Benckiser Group PLC	368,351	20,997,865
Shell PLC, ADR	281,780	18,890,531
Smith & Nephew PLC	556,000	6,960,557
Standard Chartered PLC	939,620	7,965,836
Tesco PLC	6,158,769	23,067,503
Travis Perkins PLC	341,791	3,146,185
Unilever PLC	172,600	8,664,838
Vodafone Group PLC	2,205,129	1,955,785
Total		218,742,279
United States 3.0%
Linde PLC	14,900	6,918,368
Medtronic PLC	97,664	8,511,418
Roche Holding AG, Genusschein Shares	106,794	27,266,542
Total		42,696,328
Total Common Stocks (Cost $1,275,971,795)		1,348,234,956

Preferred Stocks 0.5%
Issuer	Shares	Value ($)
Germany 0.5%
Henkel AG & Co. KGaA	50,000	4,018,803
Volkswagen AG	27,230	3,611,353
Total		7,630,156
Total Preferred Stocks (Cost $11,355,554)		7,630,156

Variable Portfolio – Partners International Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2024 (Unaudited)

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	36,541,663	36,534,355
Total Money Market Funds (Cost $36,532,642)		36,534,355
Total Investments in Securities (Cost $1,323,859,991)		1,392,399,467
Other Assets & Liabilities, Net		11,980,611
Net Assets		$1,404,380,078
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	20,944,245	48,595,284	(33,006,299)	1,125	36,534,355	(104)	279,277	36,541,663
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Value Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7056_12_C01_(05/24)